Business Segments and Geographic Information - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 25, 2010	Sep. 29, 2012 Segment	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Customer	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] Customer	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Customer	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Customer	Sep. 29, 2012 Mammosite [Member]	Jun. 30, 2012 Novartis [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Novartis [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Novartis [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Novartis [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Novartis [Member] GEN-PROBE INCORPORATED [Member]
Segment Reporting Disclosure [Line Items]
Number of reportable segments				4
Intangible assets impairment charge	$ 143,500,000		$ 143,500,000	$ 0	$ 0	$ 20,117,000
Impairment of goodwill	76,723,000	5,826,000		5,826,000	0	76,723,000			8,752,000			5,826,000
International product sales, total				$ 510,500,000	$ 414,400,000	$ 344,500,000
Entity-wide revenue, major customer, percentage				100.00%	100.00%	100.00%							38.00%	34.00%	36.00%	40.00%	42.00%
Number of other customers having revenue more that 10%							0	0	0	0	0
Total revenue from major customer							10.00%	10.00%	10.00%	10.00%	10.00%
Portions of trade accounts receivable									18.00%	18.00%